As filed with the Securities and Exchange Commission on September 16, 2011

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

                THE SECURITIES ACT OF 1933            ☒

                          Pre-Effective Amendment No.                        ☐

                        Post-Effective Amendment No. 51                     ☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

                                     Amendment No. 53                                  ☒

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 3, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate October 3, 2011 as the new effective date for the Registration Statement of Managers Micro-Cap Fund, a series of Managers Trust I (the “Trust”), filed in Post-Effective Amendment No. 50 on July 19, 2011 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 51 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 50.

MANAGERS TRUST I

MANAGERS MICRO-CAP FUND

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Managers Trust I (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 52 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 19, 2011 (“Amendment No. 50/52”).

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 50/52 to the Trust’s Registration Statement on Form N-1A filed with the SEC on July 19, 2011.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 50/52 to the Trust’s Registration Statement on Form N-1A filed with the SEC on July 19, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers Trust I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 16th day of September, 2011.

MANAGERS TRUST I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jack W. Aber* Jack W. Aber	Trustee	September 16, 2011

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	September 16, 2011

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	September 16, 2011

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	September 16, 2011

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	September 16, 2011

/s/ Eric Rakowski* Eric Rakowski	Trustee	September 16, 2011

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	September 16, 2011

/s/ John H. Streur* John H. Streur	Trustee, President and Principal Executive Officer (Principal Executive Officer)	September 16, 2011

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 16, 2011

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference

Date: September 16, 2011